UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Retirement 2035 Fund

Advisor Class (PARKX)

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Advisor Class	$92	0.84%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2035 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,297	10,470	10,234
2014	10,320	10,789	10,269
2015	10,588	11,096	10,515
2015	10,747	11,186	10,614
2015	10,060	10,507	10,006
2015	10,330	11,068	10,334
2016	9,602	10,226	9,702
2016	10,385	11,211	10,452
2016	10,805	11,709	10,833
2016	10,786	11,987	10,835
2017	11,506	12,915	11,477
2017	12,078	13,194	11,863
2017	12,489	13,590	12,175
2017	13,095	14,657	12,854
2018	13,316	15,010	13,013
2018	13,302	15,181	13,092
2018	13,658	16,342	13,529
2018	12,988	15,467	12,869
2019	13,441	15,768	13,210
2019	13,358	15,560	13,079
2019	14,016	16,556	13,631
2019	14,703	17,863	14,417
2020	14,174	16,856	13,758
2020	14,166	17,344	13,756
2020	15,936	20,106	15,225
2020	16,941	21,262	16,074
2021	18,138	22,811	16,994
2021	19,374	24,960	18,189
2021	20,117	26,749	18,796
2021	19,717	26,862	18,532
2022	18,811	25,615	18,012
2022	17,562	24,040	17,085
2022	16,706	23,197	16,328
2022	17,196	23,960	16,768
2023	17,130	23,547	16,872
2023	17,500	24,529	17,179
2023	18,427	26,620	17,976
2023	18,583	26,981	18,138
2024	20,167	30,282	19,514
2024	20,840	31,295	20,054

202405-3565004, 202407-3567373

F280-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2035 Fund (Advisor Class)	19.08%	9.30%	7.62%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2035 Index (Strategy Benchmark)	16.73	8.92	7.21

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$22,166,260
Number of Portfolio Holdings	29
Investment Advisory Fees Paid (000s)	$76,825
Portfolio Turnover Rate	27.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	58.5%
International Equity Funds	22.6
Domestic Bond Funds	12.2
International Bond Funds	5.5
U.S. Govt & Agencies	0.2
Short-Term and Other	1.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.0%
T. Rowe Price Growth Stock Fund	12.3
T. Rowe Price U.S. Large-Cap Core Fund	8.7
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price New Income Fund	7.3
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Value Equity Fund	6.3
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2035 Fund

Advisor Class (PARKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Retirement 2035 Fund

Investor Class (TRRJX)

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Investor Class	$65	0.59%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2035 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,301	10,470	10,234
2014	10,331	10,789	10,269
2015	10,610	11,096	10,515
2015	10,769	11,186	10,614
2015	10,090	10,507	10,006
2015	10,365	11,068	10,334
2016	9,644	10,226	9,702
2016	10,440	11,211	10,452
2016	10,867	11,709	10,833
2016	10,854	11,987	10,835
2017	11,581	12,915	11,477
2017	12,168	13,194	11,863
2017	12,587	13,590	12,175
2017	13,214	14,657	12,854
2018	13,436	15,010	13,013
2018	13,436	15,181	13,092
2018	13,807	16,342	13,529
2018	13,128	15,467	12,869
2019	13,601	15,768	13,210
2019	13,525	15,560	13,079
2019	14,195	16,556	13,631
2019	14,903	17,863	14,417
2020	14,376	16,856	13,758
2020	14,376	17,344	13,756
2020	16,186	20,106	15,225
2020	17,215	21,262	16,074
2021	18,442	22,811	16,994
2021	19,715	24,960	18,189
2021	20,475	26,749	18,796
2021	20,087	26,862	18,532
2022	19,176	25,615	18,012
2022	17,912	24,040	17,085
2022	17,054	23,197	16,328
2022	17,569	23,960	16,768
2023	17,504	23,547	16,872
2023	17,890	24,529	17,179
2023	18,860	26,620	17,976
2023	19,028	26,981	18,138
2024	20,661	30,282	19,514
2024	21,366	31,295	20,054

202405-3565004, 202407-3567373

F158-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2035 Fund (Investor Class)	19.43%	9.58%	7.89%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2035 Index (Strategy Benchmark)	16.73	8.92	7.21

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$22,166,260
Number of Portfolio Holdings	29
Investment Advisory Fees Paid (000s)	$76,825
Portfolio Turnover Rate	27.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	58.5%
International Equity Funds	22.6
Domestic Bond Funds	12.2
International Bond Funds	5.5
U.S. Govt & Agencies	0.2
Short-Term and Other	1.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.0%
T. Rowe Price Growth Stock Fund	12.3
T. Rowe Price U.S. Large-Cap Core Fund	8.7
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price New Income Fund	7.3
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Value Equity Fund	6.3
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2035 Fund

Investor Class (TRRJX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Retirement 2035 Fund

I Class (TRFJX)

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of November 13, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - I Class	$25	0.42%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2035 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/2023	518,339	520,373	518,366
2/29/2024	563,515	584,038	557,703
2024	582,722	603,581	573,128

202405-3565004, 202407-3567373

F1568-052 7/24

Average Annual Total Returns

Since Inception 11/13/2023
Retirement 2035 Fund (I Class)	16.54%
Russell 3000 Index (Regulatory Benchmark)	20.72
S&P Target Date 2035 Index (Strategy Benchmark)	14.63

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$22,166,260
Number of Portfolio Holdings	29
Investment Advisory Fees Paid (000s)	$76,825
Portfolio Turnover Rate	27.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	58.5%
International Equity Funds	22.6
Domestic Bond Funds	12.2
International Bond Funds	5.5
U.S. Govt & Agencies	0.2
Short-Term and Other	1.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.0%
T. Rowe Price Growth Stock Fund	12.3
T. Rowe Price U.S. Large-Cap Core Fund	8.7
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price New Income Fund	7.3
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Value Equity Fund	6.3
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2035 Fund

I Class (TRFJX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Retirement 2035 Fund

R Class (RRTPX)

This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - R Class	$119	1.09%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2035 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,293	10,470	10,234
2014	10,311	10,789	10,269
2015	10,568	11,096	10,515
2015	10,717	11,186	10,614
2015	10,030	10,507	10,006
2015	10,290	11,068	10,334
2016	9,557	10,226	9,702
2016	10,338	11,211	10,452
2016	10,748	11,709	10,833
2016	10,722	11,987	10,835
2017	11,431	12,915	11,477
2017	11,985	13,194	11,863
2017	12,384	13,590	12,175
2017	12,986	14,657	12,854
2018	13,193	15,010	13,013
2018	13,172	15,181	13,092
2018	13,515	16,342	13,529
2018	12,844	15,467	12,869
2019	13,286	15,768	13,210
2019	13,196	15,560	13,079
2019	13,831	16,556	13,631
2019	14,496	17,863	14,417
2020	13,968	16,856	13,758
2020	13,960	17,344	13,756
2020	15,695	20,106	15,225
2020	16,665	21,262	16,074
2021	17,835	22,811	16,994
2021	19,042	24,960	18,189
2021	19,750	26,749	18,796
2021	19,350	26,862	18,532
2022	18,447	25,615	18,012
2022	17,213	24,040	17,085
2022	16,369	23,197	16,328
2022	16,840	23,960	16,768
2023	16,761	23,547	16,872
2023	17,110	24,529	17,179
2023	18,013	26,620	17,976
2023	18,149	26,981	18,138
2024	19,682	30,282	19,514
2024	20,320	31,295	20,054

202405-3565004, 202407-3567373

F480-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2035 Fund (R Class)	18.76%	9.02%	7.35%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2035 Index (Strategy Benchmark)	16.73	8.92	7.21

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$22,166,260
Number of Portfolio Holdings	29
Investment Advisory Fees Paid (000s)	$76,825
Portfolio Turnover Rate	27.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	58.5%
International Equity Funds	22.6
Domestic Bond Funds	12.2
International Bond Funds	5.5
U.S. Govt & Agencies	0.2
Short-Term and Other	1.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.0%
T. Rowe Price Growth Stock Fund	12.3
T. Rowe Price U.S. Large-Cap Core Fund	8.7
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price New Income Fund	7.3
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Value Equity Fund	6.3
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2035 Fund

R Class (RRTPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$19,089	$14,113
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRJX Retirement 2035 Fund –
.
PARKX Retirement 2035 Fund–
.
Advisor Class
RRTPX Retirement 2035 Fund–
.
R Class
TRFJX Retirement 2035 Fund–
.
I Class

T. ROWE PRICE Retirement 2035 Fund
Go Paperless
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Timely delivery of important documents
Convenient access to your documents anytime, anywhere
Strong security protocols to safeguard sensitive data
Waive your account service fee by going paperless.*
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a brokerage firm, please contact that organization and ask if it can provide electronic documentation.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/
help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 18 .08 $ 19 .84 $ 23 .37 $ 17 .87 $ 17 .77
Investment activities
Net investment income
(1)(2)
0 .32 0 .28 0 .21 0 .15 0 .30
Net realized and unrealized
gain/loss 3 .12 ( 0 .39 ) ( 2 .16 ) 6 .37 0 .88
Total from investment activities 3 .44 ( 0 .11 ) ( 1 .95 ) 6 .52 1 .18
Distributions
Net investment income ( 0 .32 ) ( 0 .26 ) ( 0 .20 ) ( 0 .20 ) ( 0 .34 )
Net realized gain ( 0 .58 ) ( 1 .39 ) ( 1 .38 ) ( 0 .82 ) ( 0 .74 )
Total distributions ( 0 .90 ) ( 1 .65 ) ( 1 .58 ) ( 1 .02 ) ( 1 .08 )
NET ASSET VALUE
End of period $ 20 .62 $ 18 .08 $ 19 .84 $ 23 .37 $ 17 .87
Ratios/Supplemental Data
Total return
(2)(3)(4)
19 .43% ( 0 .12 ) % ( 9 .15 ) % 37 .15% 6 .29%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(4)
0 .59% 0 .59% 0 .60% 0 .67% 0 .09%
Net expenses after payments
by Price Associates
(4)
0 .59% 0 .59% 0 .60% 0 .67% 0 .09%
Weighted average net
expenses of underlying Price
Funds
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .59%
Effective net expenses 0 .59% 0 .59% 0 .60% 0 .67% 0 .68%
Net investment income
(4)
1 .64% 1 .55% 0 .92% 0 .74% 1 .62%
Portfolio turnover rate
(4)
27 .3% 24 .8% 30 .9% 24 .0% 17 .8%
Net assets, end of period (in
millions) $8,185 $8,910 $9,688 $12,006 $10,080
0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 17 .94 $ 19 .69 $ 23 .20 $ 17 .77 $ 17 .67
Investment activities
Net investment income
(1)(2)
0 .26 0 .24 0 .16 0 .10 0 .25
Net realized and unrealized
gain/loss 3 .10 ( 0 .39 ) ( 2 .15 ) 6 .32 0 .88
Total from investment activities 3 .36 ( 0 .15 ) ( 1 .99 ) 6 .42 1 .13
Distributions
Net investment income ( 0 .28 ) ( 0 .21 ) ( 0 .14 ) ( 0 .17 ) ( 0 .29 )
Net realized gain ( 0 .58 ) ( 1 .39 ) ( 1 .38 ) ( 0 .82 ) ( 0 .74 )
Total distributions ( 0 .86 ) ( 1 .60 ) ( 1 .52 ) ( 0 .99 ) ( 1 .03 )
NET ASSET VALUE
End of period $ 20 .44 $ 17 .94 $ 19 .69 $ 23 .20 $ 17 .77
Ratios/Supplemental Data
Total return
(2)(3)(4)
19 .08% ( 0 .35 ) % ( 9 .35 ) % 36 .76% 6 .05%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(4)
0 .84% 0 .84% 0 .84% 0 .92% 0 .34%
Net expenses after payments
by Price Associates
(4)
0 .84% 0 .84% 0 .84% 0 .92% 0 .34%
Weighted average net
expenses of underlying Price
Funds
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .59%
Effective net expenses 0 .84% 0 .84% 0 .84% 0 .92% 0 .93%
Net investment income
(4)
1 .35% 1 .31% 0 .70% 0 .48% 1 .35%
Portfolio turnover rate
(4)
27 .3% 24 .8% 30 .9% 24 .0% 17 .8%
Net assets, end of period (in
millions) $981 $871 $998 $1,250 $1,075
0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 17 .63 $ 19 .38 $ 22 .87 $ 17 .55 $ 17 .46
Investment activities
Net investment income
(1)(2)
0 .21 0 .19 0 .10 0 .05 0 .20
Net realized and unrealized
gain/loss 3 .04 ( 0 .38 ) ( 2 .12 ) 6 .23 0 .87
Total from investment activities 3 .25 ( 0 .19 ) ( 2 .02 ) 6 .28 1 .07
Distributions
Net investment income ( 0 .24 ) ( 0 .17 ) ( 0 .09 ) ( 0 .14 ) ( 0 .24 )
Net realized gain ( 0 .58 ) ( 1 .39 ) ( 1 .38 ) ( 0 .82 ) ( 0 .74 )
Total distributions ( 0 .82 ) ( 1 .56 ) ( 1 .47 ) ( 0 .96 ) ( 0 .98 )
NET ASSET VALUE
End of period $ 20 .06 $ 17 .63 $ 19 .38 $ 22 .87 $ 17 .55
Ratios/Supplemental Data
Total return
(2)(3)(4)
18 .76% ( 0 .60 ) % ( 9 .61 ) % 36 .40% 5 .79%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(4)
1 .09% 1 .09% 1 .10% 1 .17% 0 .59%
Net expenses after payments
by Price Associates
(4)
1 .09% 1 .09% 1 .10% 1 .17% 0 .59%
Weighted average net
expenses of underlying Price
Funds
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .59%
Effective net expenses 1 .09% 1 .09% 1 .10% 1 .17% 1 .18%
Net investment income
(4)
1 .11% 1 .06% 0 .44% 0 .23% 1 .10%
Portfolio turnover rate
(4)
27 .3% 24 .8% 30 .9% 24 .0% 17 .8%
Net assets, end of period (in
millions) $1,021 $924 $972 $1,179 $953
0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout the period
I Class
(1)
11/13/23
(1)
Through
5/31/24
NET ASSET VALUE
Beginning of period $ 18.54
Investment activities
Net investment income
(2)(3)
0.08
Net realized and unrealized gain/loss 2.92
Total from investment activities 3.00
Distributions
Net investment income (0.33)
Net realized gain (0.58)
Total distributions (0.91)
NET ASSET VALUE
End of period $ 20.63
Ratios/Supplemental Data
Total return
(3)(4)(5)
16.54%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.42%
(6)
Net expenses after payments by Price Associates
(5)
0.42%
(6)
Net investment income 0.68%
(6)
Portfolio turnover rate
(5)
27.3%
Net assets, end of period (in millions) $11,978
0%

T. ROWE PRICE Retirement 2035 Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2035 Fund
May 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares/Par
$ Value
5/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 17.7%
T. Rowe Price Funds:
New Income Fund  728,100 1,020,377 95,386 207,585,722 1,627,472
U.S. Treasury Long-Term Index
Fund  339,137 404,021 49,690 90,858,160 658,722
International Bond Fund (USD
Hedged)  256,843 326,991 38,736 67,127,805 560,517
Dynamic Global Bond Fund  172,113 231,341 35,275 47,448,451 369,149
Emerging Markets Bond Fund  105,213 183,597 17,194 31,481,516 285,852
High Yield Fund  106,223 182,542 21,921 46,739,355 272,023
Floating Rate Fund  55,814 54,348 14,403 10,529,814 97,927
Limited Duration Inflation Focused
Bond Fund  296 49,450 995 10,623,742 49,401
Total Bond Mutual Funds (Cost $4,484,686) 3,921,063
EQUITY MUTUAL FUNDS 81.1%
T. Rowe Price Funds:
Value Fund  1,374,656 1,343,681 209,322 61,237,282 2,875,703
Growth Stock Fund  1,502,833 1,359,509 446,742 27,367,057 2,714,265
U.S. Large-Cap Core Fund  482,881 1,195,725 45,734 46,759,066 1,933,955
Equity Index 500 Fund  909,764 900,563 108,433 13,664,571 1,900,332
Overseas Stock Fund  728,289 695,425 88,747 109,507,513 1,459,735
International Value Equity Fund  619,852 672,769 81,811 78,446,292 1,392,422
International Stock Fund  607,793 623,342 72,153 62,364,885 1,241,685
Real Assets Fund  394,343 695,153 33,075 78,867,835 1,160,146
Mid-Cap Growth Fund  333,507 363,117 43,864 6,545,363 685,365
Mid-Cap Value Fund  305,123 320,887 48,748 18,993,371 651,283
Emerging Markets Discovery Stock
Fund  270,657 243,861 58,295 36,847,769 511,815
Small-Cap Stock Fund  222,819 227,659 75,806 6,794,181 402,895
Emerging Markets Stock Fund  230,312 208,819 32,492 11,850,483 399,124
Small-Cap Value Fund  184,348 191,686 20,298 7,239,760 384,503
New Horizons Fund (3) 142,718 146,928 16,578 4,941,298 273,748
Total Equity Mutual Funds (Cost $13,026,371) 17,986,976
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,746 684,895 683,581 30,420 3,020
Total Other Mutual Funds (Cost $2,975) 3,020
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds  1.1%
T. Rowe Price U.S. Treasury
Money Fund, 5.39% (4) 299,360 1,210,866 1,277,156 233,070,010 233,070

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares/Par
$ Value
5/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
(continued)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 5.318%,
7/18/24 (5) 35,000,000 34,770
Total Short-Term Investments (Cost $267,830) 267,840
Total Investments in Securities
100.1% of Net Assets (Cost $17,781,862) $ 22,178,899
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$57,859 and $375,295, respectively.
(3) Non-income producing
(4) Seven-day yield
(5) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 112 MSCI EAFE Index contracts 6/24 (13,273) $ 26
Short, 405 Russell 2000 E-Mini Index contracts 6/24 (42,035) (619)
Short, 535 S&P 500 E-Mini Index contracts 6/24 (141,655) (2,728)
Net payments (receipts) of variation margin to date 1,770
Variation margin receivable (payable) on open futures contracts $ (1,551)

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2,416) $ 970 $ 4,759
Emerging Markets Bond Fund  (1,894) 14,236 10,786
Emerging Markets Discovery Stock Fund  (8,070) 55,592 10,380
Emerging Markets Stock Fund  2,797 (7,515) 5,533
Equity Index 500 Fund  67,088 198,438 17,358
Floating Rate Fund  (518) 2,168 5,869
Growth Stock Fund  153,427 298,665 5,140
High Yield Fund  (1,136) 5,179 12,576
International Bond Fund (USD Hedged)  (1,821) 15,419 4,947
International Stock Fund  8,635 82,703 11,002
International Value Equity Fund  10,078 181,612 22,402
Limited Duration Inflation Focused Bond Fund  (25) 650 152
Mid-Cap Growth Fund  26,361 32,605 2,668
Mid-Cap Value Fund  25,255 74,021 5,811
New Horizons Fund  2,170 680 —
New Income Fund  (6,106) (25,619) 47,834
Overseas Stock Fund  13,633 124,768 20,692
Real Assets Fund  3,863 103,725 13,436
Small-Cap Stock Fund  9,259 28,223 2,377
Small-Cap Value Fund  8,117 28,767 2,691
Transition Fund  8 (40) 771
U.S. Large-Cap Core Fund  9,146 301,083 8,378
U.S. Treasury Long-Term Index Fund  (10,360) (34,746) 16,532
Value Fund  57,930 366,688 27,405
U.S. Treasury Money Fund, 5.39% — — 12,460
Affiliates not held at period end 41,798 (7,650) 1,450
Totals $ 407,219# $ 1,840,622 $ 273,409+

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $124,045 of the net realized gain (loss).
+ Investment income comprised $273,409 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2035 Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $17,781,862) $ 22,178,899
Receivable for shares sold 17,613
Receivable for investment securities sold 4,000
Total assets 22,200,512
Liabilities
Payable for shares redeemed 15,433
Investment management and administrative fees payable 9,495
Payable for investment securities purchased 6,178
Variation margin payable on futures contracts 1,551
Other liabilities 1,595
Total liabilities 34,252
NET ASSETS $ 22,166,260
Net Assets Consist of:
Total distributable earnings (loss) $ 4,252,676
Paid-in capital applicable to 1,076,499,403 shares of
$0.0001 par value capital stock outstanding; 30,000,000,000
shares of the Corporation authorized 17,913,584
NET ASSETS $ 22,166,260
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,185,078; Shares outstanding:
397,030,004) $ 20.62
Advisor Class
(Net assets: $981,344; Shares outstanding: 48,012,999) $ 20.44
R Class
(Net assets: $1,021,411; Shares outstanding: 50,909,834) $ 20.06
I Class
(Net assets: $11,978,427; Shares outstanding:
580,546,566) $ 20.63

T. ROWE PRICE Retirement 2035 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 273,409
Interest 869
Total income 274,278
Expenses
Investment management and administrative expense 76,825
Rule 12b-1 fees
Advisor Class $ 2,310
R Class 4,881 7,191
Miscellaneous 2
Total expenses 84,018
Net investment income 190,260
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 283,174
Futures 4,120
Capital gain distributions from underlying Price Funds 124,045
Net realized gain 411,339
Change in net unrealized gain / loss
Underlying Price Funds 1,840,622
Securities 10
Futures (3,268)
Change in net unrealized gain / loss 1,837,364
Net realized and unrealized gain / loss 2,248,703
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,438,963

T. ROWE PRICE Retirement 2035 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 190,260 $ 158,810
Net realized gain 411,339 408,316
Change in net unrealized gain / loss 1,837,364 (630,288)
Increase (decrease) in net assets from operations 2,438,963 (63,162)
Distributions to shareholders
Net earnings
Investor Class (416,394) (763,215)
Advisor Class (40,299) (76,041)
R Class (41,816) (76,445)
I Class (602) –
Decrease in net assets from distributions (499,111) (915,701)
Capital share transactions
*
Shares sold
Investor Class 1,279,717 1,222,773
Advisor Class 162,018 156,560
R Class 122,125 117,211
I Class 3,137,128 –
Shares issued in connection with fund acquisition
I Class 9,208,181 –
Distributions reinvested
Investor Class 411,612 752,625
Advisor Class 39,771 75,221
R Class 41,816 76,445
I Class 584 –
Shares redeemed
Investor Class (3,587,599) (1,940,060)
Advisor Class (213,099) (276,478)
R Class (193,280) (158,470)
I Class (887,893) –
Increase in net assets from capital share
transactions 9,521,081 25,827

T. ROWE PRICE Retirement 2035 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 11,460,933 (953,036)
Beginning of period 10,705,327 11,658,363
End of period $ 22,166,260 $ 10,705,327
*Share information (000s)
Shares sold
Investor Class 66,202 66,816
Advisor Class 8,469 8,612
R Class 6,506 6,564
I Class 157,072 –
Shares issued in connection with fund acquisition
I Class 467,896 –
Distributions reinvested
Investor Class 21,528 43,732
Advisor Class 2,096 4,401
R Class 2,242 4,547
I Class 31 –
Shares redeemed
Investor Class (183,439) (106,017)
Advisor Class (11,121) (15,139)
R Class (10,237) (8,843)
I Class (44,452) –
Increase in shares outstanding 482,793 4,673

T. ROWE PRICE Retirement 2035 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2035 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2035 Fund
(Investor Class), Retirement 2035 Fund–Advisor Class (Advisor Class),
Retirement 2035 Fund–R Class (R Class) and Retirement 2035 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2035 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended May 31, 2024, the fund realized $117,174,000 of net gain on
$367,214,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading

T. ROWE PRICE Retirement 2035 Fund

on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Retirement 2035 Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2035 Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 3,921,063 $ — $ — $ 3,921,063
Equity Mutual Funds 17,986,976 — — 17,986,976
Other Mutual Funds 3,020 — — 3,020
Short-Term Investments 233,070 34,770 — 267,840
Total Securities 22,144,129 34,770 — 22,178,899
Futures Contracts* 26 — — 26
Total $ 22,144,155 $ 34,770 $ — $ 22,178,925
Liabilities
Futures Contracts* $ 3,347 $ — $ — $ 3,347
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on futures recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 26
*
Total $ 26
*
Liabilities
Equity derivatives Futures $ 3,347
Total $ 3,347
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4,120
Total $ 4,120
Change in Unrealized
Gain (Loss)
Equity derivatives $ (3,268)
Total $ (3,268)

T. ROWE PRICE Retirement 2035 Fund

Counterparty Risk and Collateral  The fund invests in exchange-
traded futures. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $9,472,000 had been posted by the fund for exchange-traded derivatives.
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Retirement 2035 Fund

NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended May 31, 2024, aggregated
$4,331,260,000 and $3,892,880,000, respectively.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions and other permanent adjustments related to the merger.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 192,689 $ 190,604
Long-term capital gain 306,422 725,097
Total distributions $ 499,111 $ 915,701

T. ROWE PRICE Retirement 2035 Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - ACQUISITION
On February 20, 2024, the fund acquired substantially all of the assets of the
T. Rowe Price Retirement I 2035 Fund (the acquired fund), pursuant to the
Agreement and Plan of Reorganization dated June 26, 2023. The acquired fund had the same investment objectives, investment strategies and policies, investment glide paths, and eligible underlying Price Funds as the fund. The acquired fund was available only to institutional investors and required an initial investment of $500,000; the same as the fund’s I Class investment minimum. In addition, management fee of the acquired fund and the fund’s I Class was the same. Accordingly, it no longer made sense to offer both funds. The Boards of the acquired fund and the fund approved the reorganization, and the acquired
($000s)
Cost of investments $ 18,034,319
Unrealized appreciation $ 5,005,262
Unrealized depreciation (860,682)
Net unrealized appreciation (depreciation) $ 4,144,580
($000s)
Undistributed ordinary income $ 25,631
Undistributed long-term capital gain 125,021
Net unrealized appreciation (depreciation) 4,144,580
Loss carryforwards and deferrals (42,556)
Total distributable earnings (loss) $ 4,252,676

T. ROWE PRICE Retirement 2035 Fund

fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 467,895,609 shares of the fund’s I Class with a value of $9,208,181,000 for all 586,579,624 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, February 16, 2024. The net assets of the acquired fund at that date included $868,515,000 of unrealized appreciation. Assets of the acquired fund, including securities of $9,204,220,000, receivables and other assets of
$3,961,000, were combined with those of the fund, resulting in aggregate net assets of $21,248,971,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since
February 20, 2024.
($000s)
Net investment income $ 340,601
Net realized gain (loss) 473,500
Change in net unrealized gain/loss 2,835,173
Increase (decrease) in net assets from operations $ 3,649,274

T. ROWE PRICE Retirement 2035 Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the I Class,
generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses;
and any 12b-1 fees applicable to a class. Differences in the all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2024, the effective all-inclusive management fee rate was
0.59% for the Investor Class, Advisor Class, and R Class and 0.42% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Retirement 2035 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Retirement 2035 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement 2035 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement 2035 Fund (one of the
funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement 2035 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement 2035 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$18,668,000 from short-term capital gains
$381,215,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $140,573,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $73,227,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $51,074,000 and foreign taxes paid of $5,174,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $2,270,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Retirement 2035 Fund

Tax Information (Unaudited) for the Acquired Fund for
the tax year ended 2/16/24
The amounts disclosed below relate to the acquired fund, T. Rowe Price Retirement
I 2035 Fund, for the tax year ended February 16, 2024 (Note 6 - Acquisition).
The fund's distributions to shareholders included $222,802,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $120,804,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $62,662,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $49,119,000 and foreign taxes paid of $4,472,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $2,187,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Retirement 2035 Fund

Approvals of Investment Management Agreements
Each year, the Board of Directors (Board) of the T. Rowe Price Retirement Funds
considers the continuation of the investment management agreement (Advisory
Contract) between each T. Rowe Price Retirement Fund and its investment adviser,
T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the funds’ independent directors present in person at the Meeting, approved the continuation of the funds’
Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the funds by the Adviser. These services included, but were not limited to, directing the funds’ investments in accordance with their investment programs and the overall management of the funds’ portfolios, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the funds’ records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the funds, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contracts.

T. ROWE PRICE Retirement 2035 Fund

Investment Performance of the Funds
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contracts’ review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the funds’ performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, the length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the funds’ performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contracts and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the funds. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the funds’ portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The
Board also reviewed estimates of the profits realized from managing each fund in particular (other than the Retirement 2065 Fund), and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the funds.
While the Board did not review information regarding profits realized from managing
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

the Retirement 2065 Fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the overall services provided to the T. Rowe Price funds.
The Board also considered whether the funds benefit under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale realized by the
Adviser. Under each fund’s Advisory Contract, the fund pays the Adviser an all-
inclusive management fee, which is based on the fund’s average daily net assets.
The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; any acquired fund fees and expenses;
and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the T. Rowe
Price Retirement Funds (other than the T. Rowe Price Retirement Balanced Fund)
generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-
inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds potentially share in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the funds provide for a reasonable sharing of benefits from any economies of scale with the funds’ investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of each fund with a group of competitor funds selected by
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of each fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor
Class of each fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate applicable to that fund and do not deduct the operating expenses paid by the Adviser as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and, where applicable, ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. There were certain funds that did not have a sufficient number of funds in their peer group to rank within quintiles.
The information provided to the Board indicated that each fund’s contractual management fees, actual management fees, and total expenses ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement 2005 Fund Third out of three
funds (Investor Class
Expense Group)
Fourth out of four
funds (Investor Class
Expense Group),
third out of three
funds (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third out of four
funds (Investor Class
Expense Group),
first out of three
funds (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2010 Fund Third out of three
funds (Investor Class
Expense Group)
Third out of four
funds (Investor Class
Expense Group),
second out of three
funds (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second out of four
funds (Investor Class
Expense Group),
first out of three
funds (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2015 Fund Second out of three
funds (Investor Class
Expense Group)
Third out of four
funds (Investor Class
Expense Group),
second out of three
funds (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second out of four
funds (Investor Class
Expense Group),
first out of three
funds (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Retirement 2020 Fund Third out of four
funds (Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth out of five
funds (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group),
first out of five funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Retirement 2025 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement 2030 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2035 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2040 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2045 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2050 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of
Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement 2055 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2060 Fund Third quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement 2065 Fund Third out of five
funds (Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group), third
quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Retirement Balanced
Fund
Fourth out of five
funds (Investor Class
Expense Group)
Fifth quintile (Investor
Class Expense
Group), fifth quintile
(Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Third quintile (Investor
Class Expense
Group), first quintile
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2035 Fund

the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of each fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the funds and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the funds under the Advisory Contracts are reasonable.
Approvals of the Advisory Contracts
As noted, the Board approved the continuation of each Retirement Fund’s Advisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the funds and their shareholders for the Board to approve the continuation of the Advisory Contracts
(including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F158-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement 2035 Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024